NET FINANCE RESULT (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Income from cash and cash equivalents	R$ 1,211.3	R$ 1,519.2	R$ 1,072.2
Income from debt securities	192.1	104.7	49.2
Income from other receivables (i)	813.2	799.8	964.2
Total	2,216.6	2,423.7	2,085.6
Exceptional finance income
Total finance income	2,216.6	2,423.7	2,085.6
Finance expenses
Interest on accounts payable present value adjustment	(1,122.1)	(1,148.3)	(1,376.1)
Interest on bank debts and tax incentives	(171.5)	(189.3)	(170.4)
Interest on provisions for disputes and litigation	(541.8)	(219.8)	(269.2)
Interest on leases	(271.4)	(184.3)	(196.0)
Interest on pension plans	(107.7)	(112.6)	(114.3)
Other interest expenses (ii)	(506.2)	(543.9)	(689.7)
Losses on hedging instruments (iii)	(1,184.4)	(1,032.3)	(1,675.1)
Taxes on financial transactions	(266.6)	(274.4)	(178.3)
Bank guarantee expenses and surety bond premiums	(239.0)	(323.5)	(249.8)
Total	(4,410.7)	(4,028.4)	(4,918.9)
Total finance expenses	(4,410.7)	(4,028.4)	(4,918.9)
Effects of the application of IAS 29 (hyperinflation)	(106.2)	(451.7)	176.1
Exchange differences, net (iv)	(1,932.5)	38.9	(1,154.0)
Other finance income/(expenses )	231.0	(300.8)	201.4
Other net financial results	(1,807.7)	(713.6)	(776.5)
Net financial results	R$ (4,001.8)	R$ (2,318.3)	R$ (3,609.8)